Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2024	Mar. 31, 2024
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 270,806,238	¥ 272,173,152
Significant unconsolidated VIEs- Maximum exposure to loss	1,293,000	1,209,000
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	11,751,972	12,631,365
Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	5,321,000	6,497,000
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Asset-backed commercial paper/loan programs | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	2,985,000	3,370,000
Asset-backed commercial paper/loan programs | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	0	0
Asset-backed securitizations
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	102,000	96,000
Asset-backed securitizations | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	1,573,000	1,668,000
Asset-backed securitizations | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	188,000	175,000
Investments in securitization products
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Investments in securitization products | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	384,000	385,000
Investments in securitization products | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	0	0
Investment funds
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	1,191,000	1,113,000
Investment funds | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	1,725,000	1,908,000
Investment funds | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	5,133,000	6,322,000
Trust arrangements and other
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Trust arrangements and other | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	5,085,000	5,300,000
Trust arrangements and other | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 0	¥ 0